--------------------------------------------------------------------------------

MICHIGAN
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200

================================================================================







Dear Shareholder:



We are pleased to present the annual report of Michigan Daily Tax Free Income Fund, Inc. for the year ended February 28, 1999.

The Fund had net assets of $20,169,154 and 262 active shareholders as of February 28, 1999.

We thank you for your support and look forward to continuing to serve your cash management needs.

Sincerely,


\s\Steven W. Duff




Steven W. Duff
President







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
FEBRUARY 28, 1999
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                   Maturity                   Value                 Standard
   Amount                                                                    Date        Yield       (Note 1)      Moody's  & Poor's
   ------                                                                    ----        -----        ------       -------   -------
Other Variable Rate Demand Instruments (b) (56.30%)
------------------------------------------------------------------------------------------------------------------------------------
 $  905,000    Birmingham, MI EDC IDRB Limited Obligation RB
               (Brown Street Association Project) - Series 1983 (c)
               LOC Michigan National Bank                                  12/01/18       3.12%   $   905,000
    800,000    Delta City, MI EDC Environmental Improvement RB
               (Mead Escanaba Paper) - Series 1985F
               LOC Bank of Nova Scotia                                     12/01/13       3.25        800,000         P1
    200,000    Delta County, MI EDC Environmental Improvement RB
               (Mead Escanaba Paper) - Series C
               LOC Bank of Nova Scotia                                     12/01/23       3.10        200,000         P1
    900,000    Delta City, MI EDC Environmental Improvement RB
               (Mead Escanaba Paper) - Series D
               LOC Credit Suisse First Boston                              12/01/23       3.25        900,000         P1
    300,000    Detroit, MI Water Supply System RB - Series 1993
               FGIC Insured                                                07/01/13       2.95        300,000       VMIG-1    A1+
    950,000    Michigan State HFA HRB
               (Daughters of Charity National Health System -
               Providence Hospital Project) - Series 1997E                 11/01/11       2.95        950,000       VMIG-1    A1+
    500,000    Michigan State HFA RB (Mt. Clemens General Hospital)
               LOC Comerica Bank - Detroit                                 08/15/15       2.95        500,000       VMIG-1
    900,000    Michigan State Hospital Equipment Loan Program
               LOC First of America                                        12/01/23       3.00        900,000       VMIG-1
  2,200,000    Michigan State Strategic Fund Limited Obligation RB
               (Pioneer Metal Finishing Inc. Project) - Series 1996
               LOC National City Bank, Northwest                           11/01/08       3.05      2,200,000                 A1
    800,000    Michigan State Strategic Fund PCRB
               (Consumer's Power Company Project) - Series 1993A
               LOC Canadian Imperial Bank of Commerce                      06/15/10       3.25        800,000                 A1+
  1,200,000    Michigan State Strategic Fund (Detroit Edison)
               MBIA Insured                                                09/01/25       2.97      1,200,000                 A1+
    400,000    Michigan State Strategic Fund RB
               (National Rubber Michigan Inc. Project)
               LOC National Bank of Canada                                 09/01/11       2.95        400,000         P1      A1
    500,000    Michigan State Strategic Fund RB
               (Pilot Industry Inc. Project) (c)
               LOC National Bank of Detroit                                06/01/01       2.50        500,000
    300,000    Midland County, MI EDC Limited Obligation RB
               (Dow Chemical Project ) - Series B                          12/01/15       3.20        300,000         P1      A1

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                   Maturity                   Value                 Standard
   Amount                                                                    Date        Yield       (Note 1)      Moody's  & Poor's
   ------                                                                    ----        -----        ------       -------   -------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $    400,000  Royal Oak Michigan HFA RB (William Beaumont Hospital)       01/01/03       3.25%   $    400,000      VMIG-1    A1+
      100,000  Royal Oak Michigan HFA RB (William Beaumont Hospital)       01/01/27       3.25         100,000      VMIG-1    A1+
 ------------                                                                                     ------------
   11,355,000  Total Other Variable Rate Demand Instruments                                         11,355,000
 ------------                                                                                     ------------
Put Bonds (d) (12.40%)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,500,000  Michigan Strategic Fund
               (Donnelly Corporation Project) - Series 1988
               LOC Dresdner Bank A.G. (c)                                  04/01/99       3.75%   $  1,500,000
    1,000,000  Puerto Rico Industrial Medical & Environmental PCFA RB
               (Abbott Laboratories) - Series 1983A                        03/01/99       3.55       1,000,000      Aa1       AAA
 ------------                                                                                     ------------
    2,500,000  Total Put Bonds                                                                       2,500,000
 ------------                                                                                     ------------
Revenue Bond (3.48%)
------------------------------------------------------------------------------------------------------------------------------------
 $    700,000  Michigan State Underground Storage Tank (c)
               AMBAC Insured                                               05/01/99       3.77%   $    701,361
 ------------                                                                                     ------------
      700,000  Total Revenue Bond                                                                      701,361
 ------------                                                                                     ------------
Tax Exempt Commercial Paper (13.88%)
------------------------------------------------------------------------------------------------------------------------------------
 $    900,000  Delta County, MI EDC (Mead Escanaba Paper) - Series A
               LOC Union Bank of Switzerland                               03/03/99       2.40%   $    900,000        P1
      900,000  Delta County, MI EDC (Mead Escanaba Paper) - Series B
               LOC Morgan Guaranty Trust Company                           03/03/99       2.40         900,000        P1
    1,000,000  Puerto Rico Government Development Bank                     03/04/99       2.60       1,000,000                A1+
 ------------                                                                                     ------------
    2,800,000  Total Tax Exempt Commercial Paper                                                     2,800,000
 ------------                                                                                     ------------
Variable Rate Demand Instruments - Private Placements (b) (12.65%)
------------------------------------------------------------------------------------------------------------------------------------
 $     52,000  Charlevoix, MI (Hoskins)
               LOC Chase Manhattan Bank, N.A.                              11/01/99       5.36%   $     52,000        P1      A1
    2,500,000  Kalamazoo County, MI Limited Obligation RB
               (WBC Properties Limited Partnership Project) - Series 1985
               LOC Old Kent Bank & Trust Co.                               09/01/15       3.00       2,500,000        P1      A1
 ------------                                                                                     ------------
    2,552,000  Total Variable Rate Demand Instruments - Private Placements                           2,552,000
 ------------                                                                                     ------------
               Total Investments (98.71%) (Cost $19,908,361+)                                     $ 19,908,361
               Cash and Other Assets, Net of Liabilities (1.29%)                                       260,793
                                                                                                  ------------
               Net Assets (100.00%), 20,189,346 shares outstanding - Class A (Note 3)             $ 20,169,154
                                                                                                  ============
               Net Asset Value, offering and redemption price per share:                          $       1.00
                                                                                                  ============

               +   Aggregate cost for federal income tax purposes is identical.



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 1999
================================================================================



FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors have determined to be of comparable quality to those rated securities in which the Fund invests.

(d)  The maturity date indicated is the next put date.

KEY:
     AMBAC    =   American Municipal Bond Assurance Corporation   IDRB    =   Industrial Development Revenue Bond
     EDC      =   Export Development Corporation                  LOC     =   Letter of Credit
     FGIC     =   Financial Guaranty Insurance Company            MBIA    =   Municipal Bond Insurance Association
     HFA      =   Hospital Finance Authority                      PCFA    =   Pollution Control Finance Authority
     HRB      =   Hospital Revenue Bond                           PCRB    =   Pollution Control Revenue Bond
                                                                  RB      =   Revenue Bond



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED FEBRUARY 28, 1999
================================================================================





 INVESTMENT INCOME

 Income:
   Interest......................................................................    $             955,532
                                                                                     ---------------------
 Expenses: (Note 2)
   Investment management fee.....................................................                   81,236
   Administration fee............................................................                   56,865
   Shareholder servicing fee (Class A)...........................................                   54,158
   Custodian expenses............................................................                   11,316
   Shareholder servicing and related shareholder expenses........................                   28,718
   Legal, compliance and filing fees.............................................                   19,701
   Audit and accounting..........................................................                   63,185
   Directors' fees...............................................................                    6,204
   Other.........................................................................                    4,653
                                                                                     ---------------------
     Total expenses..............................................................                  326,036
        Less fees waived.........................................................    (             106,303)
        Less expenses paid indirectly............................................    (                 373)
                                                                                     ---------------------
        Net expenses.............................................................                  219,360
                                                                                     ---------------------
 Net investment income...........................................................                  736,172

 REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments.........................................    (               1,444)
                                                                                     ---------------------
 Increase in net assets from operations..........................................    $             734,728
                                                                                     =====================






--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED FEBRUARY 28, 1999 AND 1998
================================================================================





                                                                          1999                      1998
                                                                    ---------------           ---------------

 INCREASE (DECREASE) IN NET ASSETS
 Operations:
    Net investment income.........................................  $       736,172           $     1,480,041
    Net realized gain (loss) on investments.......................  (         1,444)                       43
                                                                    ---------------           ---------------
    Increase in net assets from operations........................          734,728                 1,480,084
 Dividends to shareholders from net investment income
    Class A.......................................................  (       736,172)*        (      1,479,951)*
    Class B.......................................................  (        --    )*        (             90)*
 Capital share transactions (Note 3)
    Class A.......................................................  (    31,422,449)                6,450,450
    Class B.......................................................  (       --     )         (          5,055)
                                                                    ---------------           ---------------
        Total increase (decrease).................................  (    31,423,893)                6,445,438
 Net assets:
    Beginning of year.............................................       51,593,047                45,147,609
                                                                    ---------------           ---------------
    End of year...................................................  $    20,169,154           $    51,593,047
                                                                    ===============           ===============

    *    Designated as exempt-interest dividends for federal income tax purposes.








--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

MICHIGAN DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.
Michigan Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to shareholder service fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced on October 10, 1996 and all Fund shares outstanding before October 10, 1996 were designated as Class A shares. The Fund is a short-term, tax exempt money market fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.
Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of
 .30% of the Fund's  average  daily net  assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MICHIGAN DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
2.  Investment   Management  Fees  and  Other   Transactions   with  Affiliates.
(Continued)
Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the year ended February 28, 1999, the Manager voluntarily waived investment management fees and administration fees of $72,482 and $33,821, respectively.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $13,585 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as servicing agent for the Fund.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $373.

3. Capital Stock.
At February 28, 1999, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $20,189,346. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                      Year                                 Year
                                                      Ended                                Ended
 Class A                                        February 28, 1999                    February 28, 1998
                                                -----------------                    -----------------
 Sold......................................           41,985,901                          82,174,625
 Issued on reinvestment of dividends.......              739,801                           1,437,833
 Redeemed..................................      (    74,148,151)                    (    77,162,008)
                                                  --------------                      --------------
 Net increase (decrease)...................      (    31,422,449)                          6,450,450
                                                  ==============                      ==============

                                                                                         Year Ended
 Class B                                                                              February 28, 1998
                                                                                      -----------------
 Sold......................................                                                  --
 Issued on reinvestment of dividends.......                                                       92
 Redeemed..................................                                           (        5,147)
                                                                                       -------------
 Net increase (decrease)...................                                           (        5,055)
                                                                                       =============

There were no Class B shares outstanding as of February 28, 1999 and 1998.

4. Sales of Securities.
Accumulated undistributed realized losses at February 28, 1999 amounted to $20,192. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire between February 29, 2000 and February 28, 2007.

5. Concentration of Credit Risk.
The Fund invests primarily in obligations of political subdivisions of the State of Michigan and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 75% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5. Concentration of Credit Risk. (Continued) by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

6. Financial Highlights.
                                                              Year Ended                      Year Ended          Year Ended
 Class A                                                      February 28,                    February 29,       February 28,
 -------                                           ----------------------------------         ------------       ------------
                                                     1999         1998         1997               1996               1995
                                                   --------     --------     --------           --------           --------
 Per Share Operating Performance:
 (for a share outstanding throughout the year)
 Net asset value, beginning of year..........      $  1.00      $  1.00      $  1.00            $  1.00            $  1.00
                                                   --------     --------     --------           --------           --------
 Income from investment operations:
     Net investment income...................         0.027        0.030        0.028              0.032              0.025
 Less distributions:
     Dividends from net investment income....      (  0.027)    (  0.030)    (  0.028)          (  0.032)          (  0.025)
                                                   --------     --------     --------           --------           --------
 Net asset value, end of year................      $  1.00      $  1.00      $  1.00            $  1.00            $  1.00
                                                   ========     ========     ========           ========           ========
 Total Return................................         2.72%        3.00%        2.82%              3.23%              2.56%
 Ratios/Supplemental Data
 Net assets, end of period (000).............      $  20,169    $  51,593    $  45,143          $  57,510          $  55,324
 Ratios to average net assets:
     Expenses (net of fees waived)...........         0.81%        0.81%        0.82%              0.82%              0.75%
     Net investment income...................         2.72%        2.96%        2.79%              3.17%              2.53%
     Management and administration
      fees waived............................         0.39%        0.21%        0.08%              0.10%              0.28%
     Expenses paid indirectly................         0.00%        0.00%        0.01%              0.02%              0.00%

                                                                Year                     October 10, 1996
 Class B                                                         Ended               (Commencement of Sales) to
 -------                                                  February 28, 1998              February 28, 1997
                                                          -----------------              -----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period...................       $  1.00                        $  1.00
                                                               ---------                      ---------
 Income from investment operations:
     Net investment income..............................          0.018                          0.012
 Less distributions:
     Dividends from net investment income...............       (  0.018 )                     (  0.012 )
                                                               ---------                      ---------
 Net asset value, end of period.........................       $  1.00                        $  1.00
                                                               =========                      =========
 Total Return...........................................          3.19%*                         3.08%*
 Ratios/Supplemental Data
 Net assets, end of period (000)........................          -0-                               5
 Ratios to average net assets:
     Expenses (net of fees waived)......................          0.62%*                         0.60%*
     Net investment income..............................          3.15%*                         3.04%*
     Management and administration fees waived..........          0.21%*                         0.08%*
     Expenses paid indirectly...........................          0.00%                          0.01%*
     *   Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MICHIGAN DAILY TAX FREE INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT

================================================================================





The Board of Directors and Shareholders
Michigan Daily Tax Free Income Fund, Inc.


We have audited the accompanying statement of net assets of Michigan Daily Tax Free Income Fund, Inc. as of February 28, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Michigan Daily Tax Free Income Fund, Inc. as of February 28, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.




                                             \s\McGladrey & Pullen, LLP


New York, New York
March 26, 1999





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------















               MICHIGAN
               DAILY
               TAX FREE
               INCOME
               FUND, INC.





                                 Annual Report
                               February 28, 1999


















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------






------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------
Michigan Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105

Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020




MICH299A

--------------------------------------------------------------------------------